RIGHT OF USE ASSETS AND LEASES - Lease liabilities (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Reconciliation of the lease liabilities balance [Line items]
Balance at the beginning of the year	R 47.1	R 11.0
New leases	16.7	18.0
Lease modifications	2.3	7.5
Leases derecognised	0.0	(8.9)
Interest charge on lease liabilities	4.5	5.1	R 2.0
Repayment of lease liabilities	(11.6)	(11.4)	(3.7)
Interest repaid	(4.2)	(5.1)
Balance at the end of the year	54.8	47.1	11.0
Current portion of lease liabilities	(16.9)	(10.1)
Non-current lease liabilities	37.9	37.0
Total undiscounted lease liabilities at the end of the year	(63.8)	(59.0)
Lease payments not recognised as a liability but expensed during the year:
Short-term leases	1.4	2.4
Leases of low value assets	7.7	5.0
Cash flows included in cash generated from operating activities	9.1	7.4
Less than a year [member]
Reconciliation of the lease liabilities balance [Line items]
Total undiscounted lease liabilities at the end of the year	(20.5)	(13.0)
One to five years [member]
Reconciliation of the lease liabilities balance [Line items]
Total undiscounted lease liabilities at the end of the year	(42.0)	(37.0)
More than 5 years [member]
Reconciliation of the lease liabilities balance [Line items]
Total undiscounted lease liabilities at the end of the year	(1.3)	(9.0)
Financial Effect Of Changes In Accounting Policy [Member] | IFRS 16 [member]
Reconciliation of the lease liabilities balance [Line items]
Balance at the beginning of the year	R 0.0	30.9
Balance at the end of the year		R 0.0	R 30.9